Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000s)	(000s)
INVESTMENTS IN SECURITIES 181.9% ¤
CORPORATE BONDS & NOTES 3.8%
BANKING & FINANCE 2.1%
Ambac Assurance Corp.
5.100% due 12/31/2099 (f)	$	28	$37
Blue Owl Capital Corp.
6.450% due 09/15/2028		1,480	1,499
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	2,300	721
Emirates NBD Bank PJSC
5.125% due 06/29/2031	$	5,300	5,283
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		5,100	5,099
GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	2,300	2,607
Jyske Realkredit AS
1.500% due 10/01/2050	DKK	74,679	9,263
1.500% due 10/01/2053		26,391	3,185
2.000% due 10/01/2053		786	101
2.500% due 10/01/2047		1	0
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		5,561	621
2.000% due 10/01/2053		2,993	387
Nykredit Realkredit AS
1.500% due 10/01/2053		896	94
2.500% due 10/01/2047		2	0
3.000% due 10/01/2053		27,300	3,978
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~	$	3,700	3,719
Realkredit Danmark AS
1.500% due 10/01/2053	DKK	29,815	3,703
2.000% due 10/01/2053		507	61
2.500% due 04/01/2047		8	1
3.000% due 10/01/2053		37,063	5,406

			45,765

INDUSTRIALS 1.7%
Beignet Investor LLC
6.581% due 05/30/2049	$	17,200	17,555
GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	2,500	2,836
6.375% due 06/15/2051		3,400	3,928
Road Michigan Property Owner I LLC
7.500% due 03/30/2045	$	12,400	12,366

			36,685

UTILITIES 0.0%
Petrobras Global Finance BV
7.250% due 03/17/2044		424	439

Total Corporate Bonds & Notes (Cost $86,263)			82,889

U.S. GOVERNMENT AGENCIES 31.1%
Federal Home Loan Mortgage Corp.
4.500% due 09/01/2052		645	623
5.500% due 08/01/2054		21,679	21,821
6.000% due 03/01/2054 - 08/01/2054		58,373	59,754
Federal Home Loan Mortgage Corp. REMICS
4.449% due 03/15/2050 •		1,784	1,769
4.568% due 11/25/2054 •		5,662	5,709
4.578% due 08/25/2055 - 06/25/2056 •		22,803	22,869
4.628% due 02/25/2055 •		924	932
4.778% due 03/25/2055 •		1,081	1,092
4.878% due 06/25/2055 •		11,691	11,864
Federal National Mortgage Association
4.000% due 08/01/2052		816	766
4.500% due 09/01/2052 - 11/01/2052		1,757	1,696
Federal National Mortgage Association REMICS
4.578% due 11/25/2053 - 03/25/2055 •		3,054	3,079
4.658% due 06/25/2055 •		7,586	7,644
4.778% due 03/25/2055 •		1,450	1,462
4.788% due 03/25/2055 •		2,387	2,415

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2026 (Unaudited)

Government National Mortgage Association
3.500% due 06/20/2052 - 03/20/2056	80,055	72,775
Government National Mortgage Association REMICS
4.259% due 02/20/2074 •	465	466
4.779% due 09/20/2055 •	7,590	7,631
4.927% due 08/20/2068 •	776	779
Government National Mortgage Association, TBA
3.500% due 07/01/2056	5,000	4,491
Uniform Mortgage-Backed Security, TBA
4.000% due 09/01/2056	69,300	64,720
4.500% due 07/01/2056 - 09/01/2056	320,200	306,475
5.000% due 07/01/2056 - 08/01/2056	9,000	8,843
5.500% due 07/01/2056 - 08/01/2056	22,200	22,241
6.000% due 08/01/2056	37,100	37,808

Total U.S. Government Agencies (Cost $667,200)		669,724

U.S. TREASURY OBLIGATIONS 59.8%
U.S. Treasury Bonds
4.750% due 02/15/2056 (j)	4,700	4,567
4.875% due 08/15/2045 (j)	795	789
U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051 (n)	6,368	3,372
0.250% due 02/15/2050	7,899	4,455
0.625% due 02/15/2043	10,108	7,375
0.750% due 02/15/2042	21,158	16,159
0.750% due 02/15/2045	28,785	20,458
0.875% due 02/15/2047	21,571	15,174
1.000% due 02/15/2046	16,243	11,934
1.000% due 02/15/2048	18,094	12,885
1.000% due 02/15/2049	14,950	10,506
1.375% due 02/15/2044 (j)	26,456	21,615
2.125% due 02/15/2040	5,499	5,307
2.125% due 02/15/2041 (n)	4,105	3,922
2.125% due 02/15/2054	19,092	16,690
2.375% due 02/15/2055	11,922	10,980
2.375% due 02/15/2056 (n)	6,266	5,778
2.500% due 01/15/2029 (l)(n)	6,420	6,503
3.375% due 04/15/2032 (n)	56	61
0.125% due 10/15/2026 (j)	56,897	56,593
0.125% due 04/15/2027 (l)	12,263	12,024
0.125% due 01/15/2030 (j)(l)(n)	19,798	18,597
0.125% due 07/15/2030 (j)(n)	27,931	26,104
0.125% due 01/15/2031 (l)(n)	3,121	2,883
0.125% due 07/15/2031 (j)	118,689	108,998
0.125% due 01/15/2032 (j)	32,187	29,148
0.250% due 07/15/2029	18,207	17,370
0.375% due 01/15/2027 (l)(n)	15,684	15,479
0.375% due 07/15/2027	18,482	18,175
0.500% due 01/15/2028 (j)	53,179	51,834
0.625% due 07/15/2032 (j)	55,803	51,697
0.750% due 07/15/2028 (j)(l)	39,736	38,863
0.875% due 01/15/2029 (j)	22,237	21,638
1.125% due 10/15/2030 (j)	43,640	42,387
1.125% due 01/15/2033 (j)	42,695	40,397
1.250% due 04/15/2028 (j)	36,073	35,499
1.250% due 04/15/2031 (j)	38,811	37,614
1.375% due 07/15/2033 (j)	44,177	42,389
1.625% due 10/15/2027 (j)(l)	25,287	25,170
1.625% due 10/15/2029 (j)	79,145	78,616
1.625% due 04/15/2030 (j)	31,898	31,520
1.750% due 01/15/2034 (j)	22,203	21,700
1.875% due 07/15/2034 (j)	57,719	56,905
1.875% due 07/15/2035 (j)	81,081	79,308
1.875% due 01/15/2036 (j)	13,422	13,038
2.125% due 04/15/2029 (j)(l)(n)	28,201	28,288
2.125% due 01/15/2035 (j)	70,048	69,905
2.375% due 10/15/2028 (j)(l)	35,869	36,264
U.S. Treasury Notes
4.125% due 02/15/2036 (j)	1,220	1,190
4.250% due 08/15/2035 (j)	1,195	1,180

Total U.S. Treasury Obligations (Cost $1,364,594)		1,289,303
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
Alliance Bancorp Trust
4.243% due 07/25/2037 •	388	350
Banc of America Alternative Loan Trust
4.413% due 12/25/2035 •	241	207
6.000% due 06/25/2046	198	174
Banc of America Mortgage Trust
4.779% due 06/25/2035 ~	23	21
5.079% due 11/25/2035 ~	35	32
5.214% due 08/25/2035 ~	31	30
BCAP LLC Trust
4.434% due 04/26/2036 ~	165	150

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2026 (Unaudited)

Bear Stearns ARM Trust
4.073% due 07/25/2036 ~		70	61
CHL Mortgage Pass-Through Trust
4.343% due 04/25/2035 •		116	113
6.000% due 03/25/2037		458	185
6.000% due 05/25/2037		320	131
6.000% due 07/25/2037		937	395
Citigroup Mortgage Loan Trust, Inc.
5.500% due 08/25/2034		572	565
Countrywide Alternative Loan Trust
3.949% due 12/20/2046 •		105	95
4.603% due 10/25/2035 ~		7	5
5.500% due 11/25/2035		19	15
5.500% due 01/25/2036		132	71
6.000% due 08/25/2036 •		70	37
6.000% due 04/25/2037		679	483
6.250% due 11/25/2036		56	40
CSAB Mortgage-Backed Trust
6.672% due 06/25/2036 þ		309	75
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.063% due 04/25/2037 •		293	211
6.800% due 07/25/2036 þ		129	113
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		49	16
Government National Mortgage Association REMICS
4.379% due 09/20/2075 •		11,995	12,106
4.389% due 10/20/2075 •		7,659	7,722
Grifonas Finance No. 1 PLC
2.419% due 08/28/2039 •	EUR	94	106
GSR Mortgage Loan Trust
4.837% due 09/25/2035 ~		$4	4
6.000% due 11/25/2035		304	84
Harvest Funding PLC
4.643% due 11/15/2069 •	GBP	5,800	7,695
IndyMac IMSC Mortgage Loan Trust
4.123% due 07/25/2047 •		$283	187
Lehman Mortgage Trust
5.073% due 01/25/2036 ~		76	73
MASTR Alternative Loan Trust
4.163% due 03/25/2036 •		411	33
Morgan Stanley Mortgage Loan Trust
5.696% due 06/25/2036 ~		13	13
New Residential Mortgage Loan Trust
4.500% due 05/25/2058 ~		1,244	1,204
New York Mortgage Trust
4.581% due 05/25/2036 ~		26	22
Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	31,600	21,807
Residential Asset Securitization Trust
4.163% due 05/25/2035 •		$308	179
4.163% due 01/25/2046 •		879	232
5.750% due 02/25/2036		173	57
6.250% due 11/25/2036		168	55
6.500% due 06/25/2037		11,538	2,114
Sequoia Mortgage Trust
4.154% due 07/20/2036 •		339	290
Structured Asset Mortgage Investments II Trust
4.183% due 05/25/2036 •		169	108
4.203% due 05/25/2036 •		217	183
4.323% due 02/25/2036 •		174	150
Towd Point Mortgage Trust
2.750% due 10/25/2057 ~		442	437
WaMu Mortgage Pass-Through Certificates Trust
3.966% due 11/25/2036 ~		184	168
3.994% due 02/25/2037 ~		29	26
4.408% due 10/25/2035 ~		388	356
5.675% due 09/25/2033 ~		2	1
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
6.000% due 07/25/2036		228	163

Total Non-Agency Mortgage-Backed Securities (Cost $64,049)			59,150

ASSET-BACKED SECURITIES 6.0%
CMBS OTHER 0.1%
Arbor Realty Commercial Real Estate Notes Ltd.
5.043% due 01/15/2037 •		1,221	1,223
MF1 LLC
5.789% due 06/19/2037 •		1,388	1,389

			2,612

HOME EQUITY OTHER 0.9%
Argent Securities Trust
4.083% due 05/25/2036 •		1,379	324

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2026 (Unaudited)

Citigroup Mortgage Loan Trust, Inc.
3.923% due 01/25/2037 •		192	143
Countrywide Asset-Backed Certificates
4.263% due 03/25/2037 •		549	547
4.963% due 10/25/2035 •		320	319
Countrywide Asset-Backed Certificates Trust
4.043% due 07/25/2037 •		193	177
4.163% due 09/25/2037 •		52	48
4.223% due 05/25/2037 •		694	644
5.805% due 04/25/2036 ~		21	19
Fremont Home Loan Trust
4.033% due 10/25/2036 •		140	127
4.063% due 10/25/2036 •		3,900	1,523
4.243% due 10/25/2036 •		2,143	837
Home Equity Asset Trust
4.438% due 02/25/2036 •		1,582	1,552
Home Equity Mortgage Loan Asset-Backed Trust
3.983% due 04/25/2037 •		238	188
HSI Asset Securitization Corp. Trust
4.063% due 07/25/2036 •		4,612	1,958
JP Morgan Mortgage Acquisition Trust
4.183% due 10/25/2036 •		6	6
Long Beach Mortgage Loan Trust
4.363% due 01/25/2036 •		942	854
MASTR Asset-Backed Securities Trust
4.243% due 06/25/2036 •		192	62
4.333% due 01/25/2036 •		918	923
Morgan Stanley ABS Capital I, Inc. Trust
3.833% due 10/25/2036 •		1,368	592
3.873% due 10/25/2036 •		16	8
3.893% due 10/25/2036 •		677	610
3.983% due 10/25/2036 •		1,687	731
4.063% due 06/25/2036 •		1,036	506
Morgan Stanley Mortgage Loan Trust
6.226% due 10/25/2036 þ		171	45
NovaStar Mortgage Funding Trust
4.103% due 11/25/2036 •		139	42
Renaissance Home Equity Loan Trust
4.863% due 09/25/2037 •		4,906	1,906
Residential Asset Securities Corporation Trust
4.013% due 11/25/2036 •		2,731	2,350
4.243% due 08/25/2036 •		382	340
Securitized Asset-Backed Receivables LLC Trust
4.083% due 07/25/2036 •		1,822	579
Soundview Home Loan Trust
3.883% due 11/25/2036 •		112	29
4.168% due 12/25/2036 •		826	812
4.323% due 05/25/2036 •		93	92
Structured Asset Investment Loan Trust
4.483% due 10/25/2035 •		775	764
			19,657

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust
4.223% due 02/25/2037 •		141	26

WHOLE LOAN COLLATERAL 0.6%
Citigroup Mortgage Loan Trust, Inc.
4.258% due 10/25/2036 •		2,007	1,989
First Franklin Mortgage Loan Trust
4.468% due 11/25/2036 •		1,395	1,362
IndyMac INDB Mortgage Loan Trust
3.903% due 07/25/2036 •		691	210
Lehman XS Trust
4.083% due 05/25/2036 •		502	455
4.421% due 06/25/2036 þ		356	348
Securitized Asset-Backed Receivables LLC Trust
4.203% due 10/25/2036 •		9,580	3,118
4.263% due 05/25/2036 •		658	352
Specialty Underwriting & Residential Finance Trust
4.083% due 09/25/2037 •		7,733	3,712

			11,546

OTHER ABS 4.4%
Anchorage Capital CLO 21 Ltd.
4.725% due 10/20/2034 •		800	800
ARES LXII CLO Ltd.
4.737% due 01/25/2034 •		3,400	3,402
Bain Capital Credit CLO Ltd.
4.762% due 10/21/2034 •		1,800	1,802
Barings Euro CLO DAC
3.444% due 10/21/2038 •	EUR	3,900	4,463

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2026 (Unaudited)

BlueMountain CLO XXXIV Ltd.
4.825% due 04/20/2035 •	$	900	900
Canyon CLO Ltd.
4.753% due 07/15/2034 •		1,000	1,000
CVC Cordatus Loan Fund XXI DAC
3.377% due 09/22/2034 •	EUR	2,122	2,428
Dryden 35 Euro CLO DAC
3.220% due 01/17/2033 •		200	229
Dryden 64 CLO Ltd.
4.907% due 04/18/2031 •	$	93	93
Dryden 69 Euro CLO DAC
3.218% due 10/18/2034 •	EUR	6,800	7,776
Dryden Euro CLO
3.498% due 10/18/2039 •		1,500	1,715
Dunedin Park CLO DAC
3.199% due 11/20/2034 •		700	800
Hayfin Emerald CLO X DAC
3.498% due 10/18/2039 •		1,900	2,173
ICG U.S. CLO Ltd.
4.825% due 10/20/2034 •	$	4,700	4,706
IFC Emerging Markets Securitization LLC
4.835% due 07/29/2036 •		5,600	5,602
Invesco CLO Ltd.
4.825% due 07/20/2035 •		2,050	2,052
Madison Park Euro Funding XIV DAC
3.004% due 07/15/2032 •	EUR	5,523	6,318
Madison Park Funding XLIX Ltd.
4.725% due 10/19/2034 •	$	1,100	1,101
OCP Euro CLO DAC
3.468% due 10/20/2039 •	EUR	1,400	1,601
3.527% due 04/15/2037 «•		4,200	4,799
Palmer Square European Loan Funding DAC
3.273% due 05/15/2034 •		2,110	2,414
Post CLO Ltd.
4.753% due 10/15/2034 •	$	3,850	3,855
Providus CLO II DAC
3.364% due 10/15/2038 •	EUR	1,500	1,717
Rockford Tower Europe CLO DAC
3.489% due 08/29/2036 •		2,700	3,089
Romark CLO—IV Ltd.
4.819% due 07/10/2034 •	$	1,300	1,301
Romark Credit Funding Ltd.
5.423% due 07/29/2043		1,200	1,203
Silver Rock CLO II Ltd.
4.715% due 01/20/2035 •		1,300	1,301
Sounds Point CLO IV-R Ltd.
5.087% due 04/18/2031 •		298	298
St. Paul’s CLO X DAC
2.994% due 04/22/2035 •	EUR	692	791
Symphony CLO XXIX Ltd.
4.823% due 10/15/2035 •	$	800	801
Symphony CLO XXXII Ltd.
4.816% due 10/23/2035		1,500	1,502
Tikehau CLO V DAC
3.404% due 10/15/2038 •	EUR	600	687
Toro European CLO 6 DAC
3.070% due 01/12/2032 •		1,964	2,247
Toro European CLO 7 DAC
3.093% due 02/15/2034 •		4,073	4,658
Trinitas CLO VI Ltd.
4.777% due 01/25/2034 •	$	1,646	1,647
Trinitas CLO XVII Ltd.
4.825% due 10/20/2034 •		1,800	1,802
Trysail CLO Ltd.
4.914% due 10/20/2033 •		600	601
Vibrant CLO XII Ltd.
4.825% due 04/20/2034 •		1,400	1,401
Voya CLO Ltd.
4.735% due 04/20/2034 •		6,300	6,305
Voya Euro CLO II DAC
3.164% due 07/15/2035 •	EUR	2,800	3,201

			94,581

Total Asset-Backed Securities (Cost $135,630)			128,422

SOVEREIGN ISSUES 17.9%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033	$	6,700	6,678
4.875% due 04/30/2029		2,200	2,216
5.000% due 04/30/2034		2,300	2,339
Brazil Government International Bonds
4.000% due 04/23/2030	EUR	2,700	3,096
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (d)	BRL	144,785	27,128
0.000% due 04/01/2027 (d)		87,849	15,465

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2026 (Unaudited)

Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR	800	975
French Republic Government Bonds OAT
0.100% due 07/25/2031 (e)		14,329	15,623
0.100% due 07/25/2036 (e)		23,053	22,682
0.100% due 07/25/2038 (e)		123	116
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2033 (e)		42,108	44,142
0.400% due 05/15/2030 (e)		3,441	3,834
1.800% due 05/15/2036 (e)		25,247	28,963
Japan Government CPI-Linked Bonds
0.005% due 03/10/2034 (e)	JPY	6,347,041	37,436
0.100% due 03/10/2028 (e)		2,114,543	13,057
0.100% due 03/10/2029 (e)		7,928,620	48,739
Japan Government Thirty Year Bonds
3.400% due 12/20/2055		3,800,000	21,330
Kuwait International Government Bonds
4.804% due 04/20/2033		$6,700	6,689
Mexico Government International Bonds
5.850% due 07/02/2032		900	910
6.625% due 01/29/2038		900	923
Peru Government Bonds
6.150% due 08/12/2032	PEN	1,000	317
U.K. Gilts
4.000% due 10/22/2031	GBP	64,100	83,669

Total Sovereign Issues (Cost $413,383)			386,327

		SHARES
COMMON STOCKS 0.3%
COMMUNICATION SERVICES 0.0%
Roku, Inc. (b)		2,400	331
Warner Bros Discovery, Inc. (b)		21,000	560

			891

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (b)		14,200	429

CONSUMER STAPLES 0.0%
Kenvue, Inc.		31,600	604

FINANCIALS 0.0%
Brighthouse Financial, Inc. (b)		2,700	171

HEALTH CARE 0.1%
Apogee Therapeutics, Inc. (b)		1,200	159
Nuvalent, Inc. Class A (b)		4,500	556
Organon & Co.		22,900	310

			1,025

INDUSTRIALS 0.1%
Norfolk Southern Corp.		1,700	535
Qube Holdings Ltd.		67,563	238
UniFirst Corp.		700	185

			958

INFORMATION TECHNOLOGY 0.0%
Silicon Laboratories, Inc. (b)		1,400	306

MATERIALS 0.0%
Allied Gold Corp. (b)		5,349	127

UTILITIES 0.1%
AES Corp.		33,800	496
Dominion Energy, Inc.		8,700	594

			1,090

Total Common Stocks (Cost $5,487)			5,601

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp.
5.875% due 03/15/2028 (f)		670,000	677

Total Preferred Securities (Cost $670)			677

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2026 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS 4.7%
REAL ESTATE 4.7%
Acadia Realty Trust	10,897	228
Agree Realty Corp.	7,885	597
American Assets Trust, Inc.	7,876	194
American Healthcare REIT, Inc.	19,316	1,007
American Homes 4 Rent	29,787	998
Apartment Investment & Management Co.	773	2
Apple Hospitality REIT, Inc.	17,891	301
AvalonBay Communities, Inc.	12,525	2,363
Brixmor Property Group, Inc.	25,433	802
Broadstone Net Lease, Inc.	25,112	519
BXP, Inc.	13,966	926
Camden Property Trust	8,448	967
CareTrust REIT, Inc.	10,932	441
CBL & Associates Properties, Inc.	2,314	123
COPT Defense Properties	5,026	183
Cousins Properties, Inc.	8,727	262
CubeSmart	21,250	845
Curbline Properties Corp.	6,315	192
DiamondRock Hospitality Co.	27,571	336
Digital Realty Trust, Inc.	28,577	5,132
Diversified Healthcare Trust	170,072	1,582
EastGroup Properties, Inc.	3,428	694
EPR Properties	2,889	168
Equinix, Inc.	8,443	8,801
Equity LifeStyle Properties, Inc.	5,641	364
Equity Residential	30,899	2,099
Essex Property Trust, Inc.	5,947	1,734
Extra Space Storage, Inc.	14,852	2,158
Federal Realty Investment Trust	8,049	994
First Industrial Realty Trust, Inc.	10,967	672
Gladstone Commercial Corp.	4,000	49
Global Net Lease, Inc.	16,068	144
Healthcare Realty Trust, Inc.	29,196	589
Healthpeak Properties, Inc.	76,872	1,645
Highwoods Properties, Inc.	3,940	119
Host Hotels & Resorts, Inc.	94,435	2,239
Hudson Pacific Properties, Inc.	19,296	293
Independence Realty Trust, Inc.	19,245	321
Innovative Industrial Properties, Inc.	2,297	142
Invitation Homes, Inc.	49,488	1,495
Janus Living, Inc. Class A	16,100	463
Kilroy Realty Corp.	12,087	453
Kimco Realty Corp.	57,875	1,467
Kite Realty Group Trust	19,703	559
Macerich Co.	23,095	582
Mid-America Apartment Communities, Inc.	9,561	1,328
National Storage Affiliates Trust	5,886	262
NNN REIT, Inc.	15,629	727
Omega Healthcare Investors, Inc.	24,789	1,182
Park Hotels & Resorts, Inc.	16,184	231
Pebblebrook Hotel Trust	18,010	350
Phillips Edison & Co., Inc.	5,775	240
Piedmont Realty Trust, Inc.	10,380	95
Prologis, Inc.	87,004	11,786
Public Storage	13,473	4,289
Realty Income Corp.	68,281	4,231
Regency Centers Corp.	11,109	886
RLJ Lodging Trust	12,071	143
Ryman Hospitality Properties, Inc.	6,772	871
Sabra Health Care REIT, Inc.	6,152	120
Simon Property Group, Inc.	26,834	6,001
SL Green Realty Corp.	8,185	424
Summit Hotel Properties, Inc.	30,613	215
Sun Communities, Inc.	3,607	432
Sunstone Hotel Investors, Inc.	26,498	303
Tanger, Inc.	5,802	229
Terreno Realty Corp.	5,661	367
UDR, Inc.	32,158	1,284
Urban Edge Properties	10,188	233
Ventas, Inc.	39,893	3,542
Vornado Realty Trust	19,362	761
Welltower, Inc.	60,509	13,734
WP Carey, Inc.	16,076	1,149
Xenia Hotels & Resorts, Inc.	7,645	156

Total Real Estate Investment Trusts (Cost $71,694)		101,815

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2026 (Unaudited)

	OUNCES
COMMODITIES 0.5%
Gold Warehouse Receipts	2,665	10,690

Total Commodities (Cost $4,416)		10,690

	SHARES
SHORT-TERM INSTRUMENTS 55.1%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (h)	548,166	548

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (i) 54.7%		1,178,903

U.S. TREASURY BILLS 0.4%
3.686% due 07/21/2026 - 09/24/2026 (c)(d)(n)	$8,204	8,171

Total Short-Term Instruments (Cost $1,187,622)		1,187,622

Total Investments in Securities (Cost $4,001,008)		3,922,220

	SHARES
INVESTMENTS IN AFFILIATES 11.3%
MUTUAL FUNDS (g) 10.7%
PIMCO Commodity Strategy Active Exchange-Traded Fund	2,977,136	91,309
PIMCO Emerging Markets Currency and Short-Term Investments Fund	18,254,181	139,644

Total Mutual Funds (Cost $232,424)		230,953

SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	1,244,451	12,122

Total Short-Term Instruments (Cost $12,122)		12,122

Total Investments in Affiliates (Cost $244,546)		243,075

Total Investments 193.2% (Cost $4,245,554)		$4,165,295
Financial Derivative Instruments (k)(m) (0.1)%(Cost or Premiums, net $(3,409))		(2,751)
Other Assets and Liabilities, net (93.1)%		(2,006,058)

Net Assets 100.0%		$2,156,486

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

.

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.
(h)	Coupon represents a 7-Day Yield.

BORROWINGS	AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.670%	07/01/2026	07/02/2026	$524,600	U.S. Treasury Notes 4.250% due 02/15/2028	$(535,051)	$524,600	$524,600
	3.690	06/30/2026	07/01/2026	616,500	U.S. Treasury Notes 0.875% - 4.125% due 10/31/2026 - 11/15/2030	(628,468)	616,500	616,563
JPS	3.640	06/30/2026	07/01/2026	10,699	U.S. Treasury Inflation-Indexed Notes 1.875% due 07/15/2035	(10,641)	10,699	10,700
	3.660	06/30/2026	07/01/2026	27,104	U.S. Treasury Inflation-Indexed Notes 0.125% - 1.625% due 10/15/2029 - 07/15/2031	(27,056)	27,104	27,107

Total Repurchase Agreements						$(1,201,216)	$1,178,903	$1,178,970

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	3.720%	06/09/2026	07/15/2026	$(259,230)	$(259,819)
CTR	3.760	07/01/2026	07/02/2026	(509,187)	(509,188)
	3.770	06/30/2026	07/01/2026	(589,975)	(590,036)
DEU	3.680	06/30/2026	07/07/2026	(5,915)	(5,916)
	3.710	06/04/2026	07/02/2026	(18,660)	(18,712)
	3.730	07/01/2026	07/16/2026	(34,475)	(34,475)
STR	3.730	07/01/2026	07/02/2026	(21,417)	(21,417)
	3.740	06/30/2026	07/01/2026	(21,575)	(21,578)
WAN	3.710	06/17/2026	07/13/2026	(184,612)	(184,878)

Total Reverse Repurchase Agreements					$(1,646,019)

(j)	Securities with an aggregate market value of $1,113,507 and cash of $804 have been pledged as collateral under the terms of master agreements as of June 30, 2026.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $ (919,175) at a weighted average interest rate of 3.715%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2026 (Unaudited)

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME Crude Oil November 2026 Futures	$61.000	10/15/2026	69	69	$175	$157

Total Purchased Options					$175	$157

WRITTEN OPTIONS:

COMMODITY OPTIONS

Descripti on	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME Silver December 2026 Futures	$65.000	11/24/2026	49	$245	$(2,309)	$(1,226)
Put - CME Silver December 2026 Futures	65.000	11/24/2026	49	245	(2,295)	(2,298)
Call - CME Silver December 2026 Futures	100.000	11/24/2026	24	120	(399)	(111)
Call - CME Silver December 2026 Futures	120.000	11/24/2026	20	100	(209)	(54)

Total Written Options					$(5,212)	$(3,689)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
California Carbon Allowance Vintage Futures	12/2026	1,834	$60,449	$2,262	$0	$(275)
Carbon Emissions Futures	12/2026	21	1,923	193	33	(36)
CBOT Soybean Futures	11/2026	134	7,663	(314)	32	0
CBOT Soybean Futures	01/2027	128	7,416	(27)	33	0
CBOT Soybean Oil Futures	12/2026	96	3,764	(268)	0	(75)
CBOT Soybean Oil Futures	01/2027	18	703	(31)	0	(10)
CBOT Wheat Futures	12/2026	106	3,204	(300)	40	0
CME Lean Hogs Futures	12/2026	179	5,272	(517)	0	(23)
CME Live Cattle Futures	10/2026	125	11,833	45	0	(27)
CME Live Cattle Futures	12/2026	134	12,670	10	1	(29)
COMEX Copper Futures	09/2026	89	13,915	(352)	185	(2)
COMEX Copper Futures	12/2026	3	475	(3)	7	0
COMEX Gold 100 Troy Ounces Futures	08/2026	558	225,348	(26,912)	0	(23)
COMEX Gold 100 Troy Ounces Futures	12/2026	40	16,394	(1,405)	1	(1)
COMEX Silver Futures	12/2026	2	606	(118)	13	0
Eurex 10 Year Euro BUND Futures	09/2026	767	111,597	169	0	(161)
Euro-BTP Italian Bond Futures	09/2026	1,001	136,506	1,199	0	(69)
ICE Brent Crude Oil Futures	10/2026	74	5,383	(1,207)	0	(43)
ICE Brent Crude Oil Futures	01/2027	254	18,255	(1,522)	0	(112)
ICE Gas Oil Futures	09/2026	56	4,943	808	91	(2)
ICE Gas Oil Futures	12/2026	100	8,048	(311)	78	(2)
ICE Natural Gas Futures	08/2026	70	2,947	(56)	137	(5)
ICE U.S. - Henry Ld1 Fixed Price Futures	12/2030	3	34	9	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	01/2031	3	30	5	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	02/2031	3	25	0	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	03/2031	3	22	(3)	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	04/2031	3	22	(3)	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	05/2031	3	23	(2)	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	06/2031	3	24	(1)	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	07/2031	3	25	0	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	08/2031	3	25	0	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	09/2031	3	25	0	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	10/2031	3	27	2	0	0
ICE U.S. - Henry Ld1 Fixed Price Futures	11/2031	3	31	6	0	0
ICE WTI Crude Oil Futures Contract	07/2026	3	209	(52)	0	(4)
KCBT Hard Red Winter Wheat Futures	09/2026	354	11,067	(505)	173	0
KCBT Hard Red Winter Wheat Futures	12/2026	149	4,770	(319)	77	0
LME Lead Futures	07/2026	28	1,289	(58)	0	0
LME Lead Futures	09/2026	31	1,447	(84)	0	(66)
LME Nickel Futures	07/2026	123	11,892	(98)	0	0
LME Nickel Futures	09/2026	118	11,509	(1,221)	0	(619)
LME Nickel Futures	11/2026	76	7,477	(1,045)	0	0
LME Nickel Futures	01/2027	48	4,762	(526)	0	0
LME Primary Aluminum Futures	07/2026	423	32,533	(2,236)	0	0
LME Primary Aluminum Futures	09/2026	419	32,331	(2,854)	0	(2,841)
LME Primary Aluminum Futures	11/2026	86	6,625	(739)	0	0
LME Primary Aluminum Futures	01/2027	55	4,225	(447)	0	(31)
LME Zinc Futures	07/2026	221	19,760	2,108	0	0
LME Zinc Futures	09/2026	266	23,730	701	179	0
LME Zinc Futures	11/2026	70	6,199	294	0	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2026 (Unaudited)

LME Zinc Futures	01/2027	55	4,842	(21)	15	(36)
NYBOT CSC C Coffee Futures	09/2026	36	4,002	234	163	0
NYBOT CSC C Coffee Futures	12/2026	60	6,347	302	421	0
NYBOT CSC Number 11 World Sugar Futures	09/2026	106	1,759	(54)	5	0
NYBOT CTN Number 2 Cotton Futures	12/2026	102	3,917	(34)	17	(1)
NYMEX Henry Hub Natural Gas Futures	08/2026	79	2,523	88	52	0
NYMEX Henry Hub Natural Gas Futures	09/2026	16	514	14	9	0
NYMEX Henry Hub Natural Gas Futures	12/2026	52	2,283	(13)	13	(1)
NYMEX Light Sweet Crude Oil Futures	08/2026	71	4,918	(707)	0	(84)
NYMEX Light Sweet Crude Oil Futures	11/2026	178	12,166	(2,016)	0	(139)
NYMEX Light Sweet Crude Oil Futures	05/2027	69	4,600	(131)	0	(33)
NYMEX NY Harbor ULSD Futures	08/2026	38	5,044	95	66	(2)
NYMEX NY Harbor ULSD Futures	11/2026	72	8,958	(249)	111	0
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures	08/2026	51	5,850	736	0	(31)
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures	11/2026	161	15,211	(1,349)	0	(83)
SFE 10 Year Australian Bond Futures	09/2026	741	56,340	781	107	(128)
SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Index Futures	09/2026	337	3,333	(231)	10	0
Three-Month SOFR Futures	03/2027	1,814	435,179	(92)	0	(136)
TTF Natural Gas Base Load Monthly Futures	08/2026	65	2,335	(100)	106	(1)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	721	81,090	582	0	(282)
Ultra U.S. Treasury Bond Futures	09/2026	486	56,452	1,507	0	(365)

				$(36,383)	$2,175	$(5,778)

SHORT FUTURES CONTRACTS

					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	891	$(97,913)	$(116)	$0	$(116)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	1,474	(303,840)	227	173	0
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	861	(92,167)	183	161	0
CBOT Soybean Meal Futures	12/2026	60	(1,819)	(13)	0	(13)
CBOT U.S. Long Bond Futures	09/2026	719	(81,607)	(2,125)	472	0
CBOT Wheat Futures	09/2026	155	(4,567)	270	0	(73)
COMEX Silver Futures	09/2026	11	(3,296)	146	0	(71)
Eurex 2 Year Euro SCHATZ Futures	09/2026	373	(45,159)	(58)	19	0
Eurex 30 Year Euro BUXL Futures	09/2026	434	(55,153)	(895)	129	0
Eurex 5 Year Euro BOBL Futures	09/2026	498	(65,653)	(317)	46	0
French Government Bond Futures	09/2026	1,404	(192,473)	(737)	337	0
LME Lead Futures	07/2026	28	(1,289)	91	0	0
LME Lead Futures	09/2026	6	(280)	23	0	0
LME Nickel Futures	07/2026	123	(11,892)	1,460	0	0
LME Nickel Futures	09/2026	70	(6,828)	841	0	0
LME Nickel Futures	11/2026	76	(7,477)	814	0	0
LME Nickel Futures	01/2027	48	(4,762)	0	0	0
LME Primary Aluminum Futures	07/2026	423	(32,533)	3,973	0	0
LME Primary Aluminum Futures	09/2026	123	(9,491)	1,169	0	0
LME Primary Aluminum Futures	11/2026	86	(6,625)	690	0	0
LME Primary Aluminum Futures	01/2027	44	(3,380)	0	0	0
LME Zinc Futures	07/2026	221	(19,760)	(1,048)	0	0
LME Zinc Futures	09/2026	79	(7,048)	(277)	0	0
LME Zinc Futures	11/2026	70	(6,199)	(5)	0	0
TSE Japanese 10 Year Bond Futures	09/2026	74	(58,150)	(140)	209	0

				$4,156	$1,546	$(273)

Total Futures Contracts				$(32,227)	$3,721	$(6,051)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	90,600	$(1,909)	$778	$(1,131)	$0	$(60)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		28,700	(288)	(434)	(722)	0	(34)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		23,580	(972)	203	(769)	0	(32)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	13,680	2	0	2	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		6,260,000	782	1	783	0	(5)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		385,260	74	1	75	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		2,933,000	1,201	194	1,395	19	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/17/2036		5,470,000	1,310	160	1,470	166	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	$	37,700	(498)	(1,250)	(1,748)	0	(43)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		12,450	(157)	(408)	(565)	0	(14)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		224,730	1,013	3,999	5,012	475	0
Pay(2)	1-Day USD-SOFR Compounded-OIS	3.997	Annual	11/30/2030		84,500	0	260	260	0	(195)
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		83,080	13	(277)	(264)	191	0
Pay(2)	1-Day USD-SOFR Compounded-OIS	4.020	Annual	11/30/2030		95,730	0	377	377	0	(221)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		6,312	(6)	61	55	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		30	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		13,000	579	53	632	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		3,902	10	72	82	18	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		134,300	(511)	651	140	670	0
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		14,330	900	4,263	5,163	120	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		700	0	25	25	8	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		43,000	580	808	1,388	459	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		37,358	278	526	804	401	0
Receive	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		2,800	0	60	60	30	0
Receive	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		500	0	11	11	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		11,000	683	3,365	4,048	92	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		50,900	1,074	10,283	11,357	476	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		19,200	511	1,765	2,276	193	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		3,400	0	78	78	37	0
Receive	6-Month EUR-EURIBOR	2.465	Annual	12/08/2027	EUR	26,800	(347)	88	(259)	6	0
Pay(2)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		128,130	(2,751)	441	(2,310)	0	(169)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,600	223	1,969	2,192	4	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,700	2	2,247	2,249	4	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		7,000	436	3,818	4,254	9	0
Receive	6-Month EUR-EURIBOR	3.050	Annual	01/13/2056		24,930	1,095	(1,042)	53	24	0
Receive(2)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		43,680	588	202	790	57	0
Receive	CPTFEMU	2.965	Maturity	05/15/2027		11,300	0	424	424	10	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		10,000	5	348	353	9	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		4,100	0	111	111	4	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		37,600	0	674	674	34	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		9,810	(89)	(2,168)	(2,257)	0	(20)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		18,500	(7)	89	82	30	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		13,600	(33)	125	92	27	0
Receive	CPTFEMU	2.488	Maturity	05/15/2037		50	1	0	1	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		1,600	1	35	36	0	(2)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		2,300	(60)	119	59	0	(3)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		900	1	18	19	0	(1)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		950	0	(13)	(13)	0	(1)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		2,900	0	251	251	0	(4)
Pay	CPTFEMU	2.680	Maturity	04/15/2053		4,200	4	521	525	0	(4)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		3,700	25	462	487	0	(3)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		6,600	18	998	1,016	0	(5)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		2,100	0	266	266	0	(3)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		3,400	31	459	490	0	(4)
Pay	CPURNSA	2.335	Maturity	02/05/2028	$	4,720	405	(990)	(585)	1	0
Pay	CPURNSA	2.353	Maturity	05/09/2028		1,820	167	(384)	(217)	1	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		2,740	253	(577)	(324)	2	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	CPURNSA	2.364	Maturity	05/10/2028		5,590	519	(1,178)	(659)	3	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		1,200	0	107	107	0	(4)
Pay	CPURNSA	2.165	Maturity	04/16/2029		7,000	455	(1,480)	(1,025)	6	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,300	55	(272)	(217)	0	0
Pay	CPURNSA	1.280	Maturity	05/19/2030		4,500	(153)	(905)	(1,058)	0	(1)
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	28,200	13	(26)	(13)	52	0
Pay	UKRPI	3.500	Maturity	08/15/2034		15,600	88	313	401	0	(53)
Pay	UKRPI	3.466	Maturity	09/15/2034		12,800	(2)	247	245	0	(55)

Total Swap Agreements							$5,612	$30,920	$36,532	$3,717	$(936)

(l)	Securities with an aggregate market value of $43,312 and cash of $49,294 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.
(1)	Unsettled variation margin asset of $755 and liability of $(1,542) for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	2,515	$	1,799	$57	$0
	07/2026	CNH	3,521		521	3	0
	07/2026	NZD	22,572		13,331	511	0
	07/2026	$	362	CAD	515	1	0
	07/2026		10,513	NZD	18,611	57	0
	08/2026	CAD	515	$	362	0	(1)
	08/2026	NZD	18,611		10,525	0	(57)
BOA	07/2026	BRL	417		80	0	(1)
	07/2026	JPY	140,118		881	19	0
	07/2026	NOK	8,870		897	1	0
	07/2026	SGD	28		22	0	0
	07/2026	$	81	BRL	417	0	0
	07/2026		2,950	CNH	19,949	0	(12)
	07/2026		1,888	ILS	5,565	0	(17)
	07/2026		855	KRW	1,302,672	0	(13)
	07/2026		2,048	NOK	19,027	0	(126)
	07/2026		305	PLN	1,151	1	0
	08/2026	ILS	5,439	$	1,829	0	(1)
	08/2026	$	497	INR	47,132	0	0
	09/2026	MXN	6,631	$	374	0	(3)
	09/2026	$	1,009	INR	95,852	0	(2)
	09/2026		2,961	PHP	182,594	0	0
	10/2026	BRL	5,800	$	1,061	0	(38)
BPS	07/2026		64,100		12,266	4	(155)
	07/2026	CHF	2,516		3,198	85	0
	07/2026	CNH	13,561		2,004	7	0
	07/2026	EUR	6,982		7,963	0	(15)
	07/2026	GBP	3,464		4,640	47	(2)
	07/2026	IDR	336,258,082		18,764	9	(18)
	07/2026	ILS	8,800		2,986	27	0
	07/2026	INR	625,261		6,510	0	(95)
	07/2026	JPY	473,966		2,981	66	0
	07/2026	KRW	1,481,712		972	14	0
	07/2026	NOK	1,835		187	1	0
	07/2026	THB	87,701		2,674	36	(4)
	07/2026	TRY	70,775		1,516	0	0
	07/2026	$	1,252	AUD	1,817	6	0
	07/2026		12,651	BRL	64,100	3	(237)
	07/2026		1,862	CNH	12,639	0	(1)
	07/2026		5,000	CNY	34,104	9	0
	07/2026		3,767	CZK	78,393	0	(76)
	07/2026		7,235	IDR	129,508,577	8	0
	07/2026		18,919	INR	1,795,296	56	(28)
	07/2026		1,043	JPY	168,800	0	(5)
	07/2026		4,401	KRW	6,750,188	0	(37)
	07/2026		10,613	TWD	334,902	0	(103)
	07/2026		1,186	ZAR	19,465	0	0
	08/2026	BRL	11,313	$	2,166	0	(9)
	08/2026	DKK	39,333		6,004	0	(20)
	08/2026	IDR	38,627,719		2,150	0	(1)
	08/2026	ILS	1,150		386	0	(1)
	08/2026	$	3,796	BRL	19,514	6	(51)
	08/2026		4,171	INR	395,883	2	0
	09/2026	IDR	54,231,329	$	2,990	0	(20)
	09/2026	INR	330,029		3,466	0	(1)
	09/2026	THB	76,766		2,367	42	0
	09/2026	$	15,663	IDR	277,420,904	25	(290)
	09/2026		2,007	INR	190,667	0	(4)
	09/2026		479	THB	15,694	0	(3)
	10/2026	BRL	44,285	$	8,143	21	(272)
	12/2026	$	2,232	IDR	40,631,719	9	0
	04/2027	BRL	43,849	$	8,124	131	(6)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2026 (Unaudited)

BRC	07/2026	ILS	10,859		3,669	18	0
	07/2026	JPY	166,684		1,031	6	0
	07/2026	NZD	32,787		19,390	768	0
	07/2026	TRY	1,624		34	0	0
	07/2026	$	9,797	MYR	39,792	0	(57)
	07/2026		24,644	TRY	1,173,248	193	0
	07/2026		5,526	ZAR	89,772	0	(55)
	08/2026		1,031	JPY	166,247	0	(6)
BSH	07/2026	BRL	7,500	$	1,449	0	(4)
	07/2026	JPY	2,511,627		15,797	350	0
	07/2026	$	1,479	BRL	7,500	0	(27)
	07/2026		1,301	EUR	1,116	0	(26)
	07/2026		18,213	NZD	32,236	95	0
	08/2026	NZD	32,236	$	18,234	0	(95)
	10/2026	BRL	83,900		15,487	0	(415)
	04/2027		8,200		1,519	24	0
CBK	07/2026	DKK	37,663		5,877	120	0
	07/2026	EUR	4,574		5,331	105	0
	07/2026	IDR	10,075,132		563	0	(1)
	07/2026	ILS	9,812		3,378	79	0
	07/2026	INR	432,621		4,585	15	0
	07/2026	NOK	10,665		1,150	72	0
	07/2026	SEK	2,507		271	13	0
	07/2026	$	1,163	AUD	1,657	0	(16)
	07/2026		2,039	HUF	620,661	0	(46)
	07/2026		3,641	IDR	65,332,879	8	0
	07/2026		4,465	INR	432,621	106	0
	07/2026		484	KRW	731,821	0	(11)
	07/2026		2,165	PLN	7,912	0	(62)
	07/2026		3,792	TWD	119,954	0	(28)
	08/2026	ILS	13,508	$	4,669	126	0
	08/2026	SEK	2		0	0	0
	08/2026	$	959	ILS	2,849	0	(1)
	08/2026		775	INR	73,557	1	0
	09/2026	IDR	208,787,638	$	11,565	0	(24)
	09/2026	INR	42,481		442	0	(4)
	09/2026	THB	94,130		2,842	0	(9)
	09/2026	$	3,557	CLP	3,088,238	0	(204)
	09/2026		4,334	COP	16,777,121	488	0
	09/2026		3,190	IDR	56,883,826	0	(32)
	09/2026		17	INR	1,607	0	0
	09/2026		1,192	MXN	21,314	20	0
	12/2026		7,924	IDR	144,036,115	18	0
DUB	07/2026	IDR	8,725,859	$	488	1	0
	07/2026	INR	253,953		2,689	8	0
	07/2026	$	4,069	CZK	84,712	0	(81)
	07/2026		1,795	INR	173,104	32	0
	07/2026		595	NOK	5,532	0	(36)
	07/2026		2,163	PLN	8,026	0	(30)
	07/2026		1,249	RON	5,649	0	(19)
	07/2026		2,459	ZAR	39,802	0	(33)
	09/2026	IDR	141,716,751	$	7,868	3	(1)
	09/2026	$	2,215	IDR	40,219,103	18	0
	09/2026		2,689	INR	255,674	0	(7)
	12/2026		3,155	IDR	57,164,235	0	(3)
FAR	07/2026	CNH	13,491	$	1,994	7	0
	07/2026	GBP	43,365		58,314	793	0
	07/2026	INR	228,698		2,424	8	0
	07/2026	JPY	58,256		367	8	0
	07/2026	SGD	50,136		39,299	546	0
	07/2026	$	4,963	CNH	33,756	8	0
	07/2026		2,396	INR	228,698	20	0
	07/2026		106,309	JPY	17,200,841	0	(520)
	07/2026		13,179	PLN	48,312	0	(336)
	07/2026		154	SEK	1,492	0	0
	07/2026		3,859	ZAR	63,684	23	0
	08/2026	CNH	33,682	$	4,963	0	(8)
	08/2026	ILS	5,560		1,942	72	0
	08/2026	JPY	17,155,830		106,309	522	0
	08/2026	SEK	1,490		154	0	0
	09/2026	$	40,492	BRL	208,193	0	(756)
	09/2026		1,171	INR	112,213	8	0
	09/2026		967	MXN	17,077	3	0
GLM	07/2026	BRL	154,927	$	29,618	50	(443)
	07/2026	IDR	62,468,120		3,490	0	(4)
	07/2026	KRW	1,399,257		906	2	0
	07/2026	$	29,764	BRL	154,927	493	(246)
	07/2026		34,854	CAD	49,597	117	0
	07/2026		3,484	IDR	62,468,120	10	0
	07/2026		906	KRW	1,399,058	0	(2)
	07/2026		2,643	RON	11,963	0	(36)
	08/2026	CAD	49,527	$	34,854	0	(117)
	08/2026	$	3,929	BRL	20,077	0	(69)
	08/2026		1,592	INR	152,659	16	0
	09/2026	IDR	62,833,940	$	3,484	0	(4)
	09/2026	MXN	2,314		133	2	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026	THB	64,811		2,008	44	0
	09/2026	$	5,231	BRL	26,927	0	(92)
	09/2026		9,817	IDR	176,334,867	24	(53)
	09/2026		6,470	INR	622,165	65	0
	09/2026		37,201	MXN	652,898	0	(101)
	10/2026		19,558	BRL	102,943	4	(51)
	04/2027	BRL	20,400	$	3,801	79	0
IND	07/2026	DKK	67,331		10,511	218	0
JPM	07/2026	AUD	12,117		8,640	250	0
	07/2026	BRL	15,700		2,902	0	(139)
	07/2026	ILS	27,755		9,295	0	(33)
	07/2026	INR	107,662		1,140	3	0
	07/2026	KRW	432,378		279	0	0
	07/2026	NOK	12,014		1,214	0	0
	07/2026	NZD	598		353	14	0
	07/2026	$	3,057	BRL	15,700	5	(22)
	07/2026		2,619	GBP	1,952	0	(30)
	07/2026		3,497	HUF	1,069,630	0	(63)
	07/2026		533	IDR	9,574,497	2	0
	07/2026		1,141	INR	107,662	0	(4)
	07/2026		418	KRW	641,504	0	(3)
	07/2026		1,202	NZD	2,132	9	0
	07/2026		18,210	PLN	66,375	1	(567)
	07/2026		1,935	THB	64,689	13	0
	08/2026	ILS	22,057	$	7,575	156	0
	08/2026	$	10	HKD	81	0	0
	08/2026		1,652	INR	156,851	2	0
	08/2026		1,214	NOK	12,019	0	0
	09/2026	IDR	9,951,255	$	551	0	(2)
	09/2026	MXN	40,048		2,284	11	(3)
	09/2026	THB	96,555		2,927	22	(20)
	09/2026	$	7,758	INR	739,683	9	(1)
	09/2026		6,276	MXN	109,509	0	(53)
	10/2026	BRL	10,800	$	1,966	0	(80)
	12/2026	$	29,680	MXN	520,884	0	(292)
	04/2027	BRL	15,400	$	2,818	17	(8)
MBC	07/2026	AUD	45		32	1	0
	07/2026	CHF	24,608		31,249	810	(17)
	07/2026	EUR	162		188	3	0
	07/2026	GBP	2,859		3,850	58	0
	07/2026	IDR	859,119		48	0	0
	07/2026	INR	254,957		2,700	8	0
	07/2026	JPY	4,133,526		25,963	541	0
	07/2026	NOK	3,955		399	0	(1)
	07/2026	$	5,632	AUD	8,077	16	(55)
	07/2026		20,792	DKK	136,285	42	0
	07/2026		4,402	EUR	3,791	0	(70)
	07/2026		48	IDR	859,119	0	0
	07/2026		4,162	INR	401,235	72	0
	07/2026		14,791	KRW	22,422,149	0	(295)
	07/2026		1,418	NOK	13,146	0	(90)
	07/2026		1,681	NZD	2,979	11	0
	07/2026		94	SEK	911	0	0
	08/2026	AUD	3,853	$	2,657	0	(9)
	08/2026	DKK	136,049		20,792	0	(42)
	08/2026	ILS	476		159	0	(1)
	08/2026	SEK	910		94	0	0
	08/2026	$	585	INR	55,555	1	0
	08/2026		159	NOK	1,585	1	0
	09/2026	THB	54,520	$	1,633	0	(19)
	09/2026	$	10,454	INR	999,993	52	(9)
MYI	07/2026	JPY	4,304,200	$	26,978	506	0
	07/2026	$	2,135	GBP	1,590	0	(26)
	07/2026		1,369	NOK	12,700	0	(86)
NGF	07/2026	IDR	57,821,778	$	3,230	0	(3)
	07/2026	$	3,243	IDR	57,821,778	0	(9)
	07/2026		4,209	INR	404,963	67	0
	07/2026		1,113	TRY	52,302	3	0
	08/2026	SEK	102	$	10	0	0
	09/2026	IDR	58,146,055		3,243	15	0
	09/2026	$	1,952	IDR	34,728,832	0	(24)
SCX	07/2026	CAD	1,616	$	1,157	18	0
	07/2026	INR	199,944		2,110	0	(1)
	07/2026	NOK	13,010		1,406	91	0
	07/2026	$	11,704	CNY	79,882	27	0
	07/2026		1,238	IDR	22,207,548	3	0
	07/2026		5,540	INR	531,011	67	0
	07/2026		3,228	JPY	512,900	0	(74)
	08/2026		10	HKD	77	0	0
	08/2026		3,957	INR	379,180	35	0
	09/2026	IDR	66,620,863	$	3,690	0	(7)
	09/2026	THB	38,887		1,191	15	(2)
	09/2026	$	5,304	IDR	95,265,293	11	(28)
	09/2026		2,110	INR	201,284	1	0
SOG	07/2026	CNH	23,130	$	3,419	13	0
	07/2026	DKK	70,690		11,007	201	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	EUR	163,843		191,129	3,922	0
	07/2026	JPY	6,094,174		38,360	879	0
	07/2026	SGD	74		57	0	0
	07/2026	$	2,157	AUD	3,126	7	0
	07/2026		16	CAD	21	0	0
	07/2026		34,597	CHF	27,990	44	0
	07/2026		186,177	EUR	163,672	835	0
	07/2026		38,794	SGD	50,238	37	0
	08/2026	AUD	3,126	$	2,156	0	(7)
	08/2026	CAD	415		293	0	(1)
	08/2026	CHF	27,889		34,597	0	(44)
	08/2026	EUR	163,672		186,430	0	(833)
	08/2026	SGD	50,125		38,794	0	(39)
	08/2026	$	57	SGD	74	0	0
SSB	07/2026	CAD	49,389	$	35,816	993	0
	07/2026	CHF	865		1,100	30	0
	07/2026	$	320	CAD	454	0	0
	07/2026		7,960	EUR	6,982	17	0
	07/2026		60,998	GBP	46,146	211	0
	08/2026	CAD	453	$	320	0	0
	08/2026	EUR	6,982		7,971	0	(17)
	08/2026	GBP	46,146		60,997	0	(211)
	08/2026	$	3,317	COP	12,653,375	345	0
UAG	07/2026		2,202	PLN	8,046	0	(63)
	09/2026	COP	21,086,531	$	5,519	0	(541)
	09/2026	MXN	7,125		406	1	0
	09/2026	THB	54,984		1,688	23	0

Total Forward Foreign Currency Contracts						$17,640	$(9,840)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) -3.000%] or 0		06/22/2035	1,900	$(86)	$(40)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	6,200	$(55)	$(10)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	6,200	(55)	(49)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	33,700	(306)	(40)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	33,700	(306)	(319)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	85,100	(780)	(167)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	85,100	(780)	(594)
SOG	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.000	08/27/2026	42,000	(242)	(197)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-SOFR	Pay	4.500	08/27/2026	42,000	(243)	(65)

							$(2,767)	$(1,441)

Total Written Options							$(2,853)	$(1,481)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	CBOT Soybean Meal December Futures	$310.350	Maturity	11/20/2026	25,700	$0	$(183)	$0	$(183)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,947	$(58)	$60	$2	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	31	(2)	2	0	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2026 (Unaudited)

	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	51	(3)	3	0	0
MYI	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	8,094	0	7	7	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,165	(91)	94	3	0

						$(154)	$166	$12	$0

INTEREST RATE SWAPS
									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Receive	CPURNSA	1.800%	Maturity	07/20/2026	$1,900	$0	$(377)	$0	$(377)
	Receive	CPURNSA	1.805	Maturity	09/20/2026	900	0	(173)	0	(173)

							$0	$(550)	$0	$(550)

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	DWRTFT Index	688	4.180% (SOFR plus a specified spread)	Monthly	07/15/2026	$11,388	$0	$(38)	$0	$(38)
	Receive	DWRTFT Index	1,484	4.370% (SOFR plus a specified spread)	Monthly	09/02/2026	24,563	0	(76)	0	(76)
	Receive	DWRTFT Index	685	4.480% (SOFR plus a specified spread)	Monthly	12/16/2026	11,338	0	(18)	0	(18)
CIB	Receive	PIMCODB Index	221,017	0.000%	Monthly	06/15/2027	58,928	(977)	(1,604)	0	(2,581)
JPM	Receive	DWRTFT Index	1,212	4.160% (SOFR plus a specified spread)	Monthly	08/05/2026	20,061	0	(67)	0	(67)
	Receive	DWRTFT Index	1,213	4.370% (SOFR plus a specified spread)	Monthly	09/02/2026	20,077	0	(62)	0	(62)
MAC	Receive	PIMCODB Index	84,310	0.000%	Monthly	08/17/2026	20,963	0	(955)	0	(955)
MYI	Receive	DWRTFT Index	1,273	4.150% (SOFR plus a specified spread)	Monthly	07/08/2026	21,071	0	(70)	0	(70)
	Receive	DWRTFT Index	132	4.610% (SOFR plus a specified spread)	Monthly	09/23/2026	2,185	0	(2)	0	(2)

								$(977)	$(2,892)	$0	$(3,869)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	MLPIREIL Index	173,692	4.360% (SOFR plus a specified spread)	Monthly	06/09/2027	$19,453	$0	$(144)	$0	$(144)
	Pay	MLPIREIS Index	174,178	4.160% (SOFR plus a specified spread)	Monthly	06/09/2027	18,118	0	(288)	0	(288)
MYI	Pay	Fox Corp.	2,326	4.310% (SOFR plus a specified spread)	Monthly	06/16/2027	121	0	0	0	0
RBC	Pay	Kimberly - Clark Corp.	4,622	3.810% (SOFR plus a specified spread)	Monthly	11/06/2026	507	0	2	2	0
	Pay	Cintas Corp.	540	3.760% (SOFR plus a specified spread)	Monthly	03/12/2027	92	0	0	0	0
	Pay	Union Pacific Corp.	1,700	3.810% (SOFR plus a specified spread)	Monthly	03/24/2027	463	0	1	1	0
	Pay	NextEra Energy, Inc.	7,080	3.760% (SOFR plus a specified spread)	Monthly	05/19/2027	622	0	2	2	0

								$0	$(427)	$5	$(432)

VOLATILITY SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	GOLDLNPM Index(6)	4.951%	Maturity	11/15/2027	$22,472	$0	$(124)	$0	$(124)
MYC	Pay	GOLDLNPM Index(6)	4.431	Maturity	10/18/2027	5,650	0	(61)	0	(61)

							$0	$(185)	$0	$(185)

Total Swap Agreements							$(1,131)	$(4,071)	$17	$(5,219)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2026 (Unaudited)

(n)

Securities with an aggregate market value of $6,253 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)	Variance Swap

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$45,765	$0	$45,765
Industrials	0	36,685	0	36,685
Utilities	0	439	0	439
U.S. Government Agencies	0	669,724	0	669,724
U.S. Treasury Obligations	0	1,289,303	0	1,289,303
Non-Agency Mortgage-Backed Securities	0	37,343	21,807	59,150
Asset-Backed Securities
CMBS Other	0	2,612	0	2,612
Home Equity Other	0	19,657	0	19,657
Home Equity Sequential	0	26	0	26
Whole Loan Collateral	0	11,546	0	11,546
Other ABS	0	89,782	4,799	94,581
Sovereign Issues	0	386,327	0	386,327
Common Stocks
Communication Services	891	0	0	891
Consumer Discretionary	429	0	0	429
Consumer Staples	604	0	0	604
Financials	171	0	0	171
Health Care	1,025	0	0	1,025
Industrials	958	0	0	958
Information Technology	306	0	0	306
Materials	127	0	0	127
Utilities	1,090	0	0	1,090
Preferred Securities
Banking & Finance	0	677	0	677
Real Estate Investment Trusts
Real Estate	101,815	0	0	101,815
Commodities	0	10,690	0	10,690
Short-Term Instruments
Mutual Funds	0	548	0	548
Repurchase Agreements	0	1,178,903	0	1,178,903
U.S. Treasury Bills	0	8,171	0	8,171

	$107,416	$3,788,198	$26,606	$3,922,220
Investments in Affiliates, at Value
Mutual Funds	230,953	0	0	230,953
Short-Term Instruments
Central Funds Used for Cash Management Purposes	12,122	0	0	12,122

	$243,075	$0	$0	$243,075

Total Investments	$350,491	$3,788,198	$26,606	$4,165,295

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,072	4,523	0	7,595
Over the counter	0	17,657	0	17,657

	$3,072	$22,180	$0	$25,252
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8,841)	(1,835)	0	(10,676)
Over the counter	0	(16,540)	0	(16,540)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2026 (Unaudited)

	$(8,841)	$(18,375)	$0	$(27,216)

Total Financial Derivative Instruments	$(5,769)	$3,805	$0	$(1,964)

Totals	$344,722	$3,792,003	$26,606	$4,163,331

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$21,802	$0	$0	$0	$0	$5	$0	$0	$21,807	$5
Asset-Backed Securities
Other ABS	0	4,768	0	0	0	31	0	0	4,799	31

Totals	$21,802	$4,768	$0	$0	$0	$36	$0	$0	$26,606	$36

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$21,807	Discounted Cash Flow	Discount Rate	5.814	—
Asset-Backed Securities
Other ABS	4,799	Recent Transaction	Purchase Price	100.000	—

Total	$26,606

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust